LKCM Small-Mid Cap Equity Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Aerospace & Defense - 2.1%
Axon Enterprise, Inc.(a)	2,300	$719,624

Banks - 3.0%
Cullen/Frost Bankers, Inc.	3,384	380,938
Pinnacle Financial Partners, Inc.	3,738	321,019
Webster Financial Corp.	6,747	342,545
		1,044,502

Beverages - 1.6%
Celsius Holdings, Inc.(a)	6,550	543,126

Biotechnology - 2.0%
Natera, Inc.(a)	7,458	682,109

Building Products - 5.9%
Builders FirstSource, Inc.(a)	4,213	878,621
CSW Industrials, Inc.	3,254	763,388
Zurn Elkay Water Solutions Corp.	11,573	387,348
		2,029,357

Capital Markets - 1.8%
LPL Financial Holdings, Inc.	2,299	607,396

Chemicals - 1.5%
Quaker Chemical Corp.	2,498	512,715

Construction & Engineering - 4.0%
AECOM	7,031	689,600
WillScot Mobile Mini Holdings Corp.(a)	15,140	704,010
		1,393,610

Construction Materials - 2.1%
Eagle Materials, Inc.	2,710	736,443

Distributors - 1.7%
Pool Corp.	1,496	603,636

Electronic Equipment, Instruments & Components - 1.4%
Trimble, Inc.(a)	7,505	483,022

Energy Equipment & Services - 1.5%
Weatherford International PLC (a)(b)	4,584	529,085

Financial Services - 5.4%
AvidXchange Holdings, Inc.(a)	44,551	585,846
Corpay, Inc.(a)	2,363	729,080
Euronet Worldwide, Inc.(a)	4,901	538,767
		1,853,693

Health Care Equipment & Supplies - 3.1%
Enovis Corp.(a)	11,210	700,064
Neogen Corp.(a)	23,383	368,984
		1,069,048

Health Care Providers & Services - 3.6%
Ensign Group, Inc.	5,653	703,346
Progyny, Inc.(a)	14,492	552,870
		1,256,216

Hotels, Restaurants & Leisure - 2.1%
Wingstop, Inc.	1,970	721,808

Insurance - 5.0%
Globe Life, Inc.	3,657	425,565
Goosehead Insurance, Inc. - Class A(a)	7,798	519,503
Palomar Holdings, Inc.(a)	9,497	796,133
		1,741,201

IT Services - 1.3%
Twilio Inc. - Class A(a)	7,235	442,420

Life Sciences Tools & Services - 3.5%
Charles River Laboratories International, Inc.(a)	2,172	588,503
Stevanato Group SpA (b)	18,863	605,502
		1,194,005

Machinery - 4.9%
ITT, Inc.	4,568	621,385
Kadant, Inc.	1,715	562,692
Toro Co.	5,346	489,854
		1,673,931

Media - 1.3%
Nexstar Media Group, Inc. - Class A	2,635	453,984

Metals & Mining - 2.4%
Reliance Steel & Aluminum Co.	2,523	843,136

Oil, Gas & Consumable Fuels - 4.4%
HF Sinclair Corp.	4,317	260,617
Northern Oil and Gas, Inc.	11,982	475,446
Permian Resources Corp.	44,305	782,426
		1,518,489

Personal Care Products - 1.8%
BellRing Brands, Inc.(a)	10,788	636,816

Professional Services - 5.9%
Broadridge Financial Solutions, Inc.	3,601	737,700
CBIZ, Inc.(a)	8,208	644,328
Paylocity Holding Corp.(a)	3,703	636,398
		2,018,426

Real Estate Management & Development - 5.2%
Colliers International Group, Inc. (b)	5,338	652,465
DigitalBridge Group, Inc.	29,602	570,431
FirstService Corp. (b)	3,344	554,435
		1,777,331

Software - 7.3%
Altair Engineering, Inc. - Class A(a)	6,702	577,377
Q2 Holdings, Inc.(a)	17,973	944,661
Sprout Social, Inc. - Class A(a)	9,476	565,812
Workiva Inc.(a)	4,758	403,478
		2,491,328

Specialty Retail - 5.7%
Academy Sports & Outdoors, Inc.	7,711	520,801
Five Below, Inc.(a)	1,497	271,526
Floor & Decor Holdings, Inc. - Class A(a)	4,292	556,329
Murphy USA, Inc.	1,485	622,512
		1,971,168

Textiles, Apparel & Luxury Goods - 1.6%
On Holding AG - Class A(a)(b)	15,848	560,702

Trading Companies & Distributors - 3.3%
SiteOne Landscape Supply, Inc.(a)	3,186	556,116
Watsco, Inc.	1,309	565,449
		1,121,565
TOTAL COMMON STOCKS (Cost $25,087,733)		33,229,892

SHORT-TERM INVESTMENTS - 7.1%
Money Market Funds - 7.1%	Shares
Fidelity Investments Money Market Government Portfolio, 5.22%(b)	397,581	397,581
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 5.24%(b)	1,032,173	1,032,173
MSILF Government Portfolio, 5.22%(b)	1,032,173	1,032,173
		2,461,927
TOTAL SHORT-TERM INVESTMENTS (Cost $2,461,927)		2,461,927

TOTAL INVESTMENTS - 103.5% (Cost $27,549,660)		$35,691,819
Liabilities in Excess of Other Assets - (3.5)%		(1,195,103)
TOTAL NET ASSETS - 100.0%		$34,496,716

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

LKCM SMALL-MID CAP EQUITY FUND Sector Classification as of March 31, 2024
(% of Net Assets)
Industrials	26.1%
Financials	15.2
Health Care	12.2
Consumer Discretionary	11.1
Information Technology	10.0
Materials	6.0
Energy	5.9
Real Estate	5.2
Consumer Staples	3.4
Communication Services	1.3
Money Market Funds	7.1
Liabilities in Excess of Other Assets	(3.5)
100.0%

Fair Value Measurement Summary at March 31, 2024

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act of 1940, including related oversight and reporting requirements.
The Valuation Rule also defines when market quotations are “readily available” for purposes of the Investment Company Act of 1940, the threshold for determining whether the Fund must fair value a security. The Valuation Rule permits the Fund’s board to designate the
Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The
Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of March 31, 2024, the Fund's assets carried at fair value were classified as follows:

LKCM Small-Mid Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	33,229,892	–	–	33,229,892
Money Market Funds	2,461,927	–	–	2,461,927
Total Assets	35,691,819	–	–	35,691,819

Refer to the Schedule of Investments for industry classifications.